UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

ITEM 1.      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Small-Cap Growth Portfolio

Annual Report

December 31, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Small-Cap Growth Portfolio

2008 will be remembered as one of the most difficult investment environments in the post-war period. The popping of the greatest credit bubble in modern history dominated all investing themes as de-leveraging, forced selling, mass risk aversion, and the most dramatic reshaping of the U.S. financial system since the Great Depression caused investors to focus on return of capital rather than return on capital. There were unprecedented global efforts by major industrialized countries to coordinate measures to stave off financial Armageddon.

As the magnitude of these unexpected events was realized in the 4th quarter of 2008, the major global equity markets declined significantly. The Russell 2000 Growth Index declined by 27.45% during the quarter and closed the year down 38.54%. The Maxim Small-Cap Growth Portfolio’s net of fees return was -41.27%, underperforming the benchmark by 273 basis points for the year. Every major economic sector of the Russell 2000 Growth Index continued to weaken from the third quarter and experienced a drop in market value during the last quarter of 2008.

Stock selection within the Healthcare, Technology and Industrials sectors hampered investment performance during the year. Arthrocare, a company that develops, manufactures and markets minimally invasive surgical products, restated financial results in the third quarter and during the fourth quarter announced that their Chief Financial Officer was resigning and an additional financial restatement was needed. This caused a dramatic drop in Arthrocare’s market value. In addition, Parexel International, a company that provides biopharmaceutical company’s clinical trials, announced lower third quarter bookings from their large pharmaceutical clients, a surprising change from past trends that signaled to many investors the future sales growth might have turned negative. This unexpected news and additional pessimism surrounding their clinical trials negatively impacted the company’s stock price. Within the Technology sector, the decline in AuthenTec’s stock price was responsible for a significant portion of the relative underperformance within the sector. AuthenTec’s primary business is to design, market and sell fingerprint sensor technology. During the third quarter, the company announced that they lost Hewlett Packard (HPQ) as a customer. Thirty to forty percent of AuthenTec’s revenue came from business with HPQ.

In addition, part of the Portfolio’s relative under-performance was caused by Willbros Group, a global construction and engineering company. Willbros’ business is heavily tied to the oil and gas industry. As hurricanes rolled through Texas during the summer, investors feared weather disruption would negatively impact the company’s business and the stock declined. Also during 2008 many of the global cyclical industrial stocks owned in the Portfolio continued to have relatively good fundamental trends and positive earnings growth moving into the third quarter. As the macro economic environment began to deteriorate rapidly, so too did these stocks. The Portfolio’s investment team continued trimming the global industrials as data points suggested a prolonged fundamental weakness in the end markets. In the end, the investment team did not liquidate global industrial positions quickly enough.

The investment team will continue to focus on stocks that best fit our investment criteria for 2009: those with positive fundamental trends that we believe will lead to rising earnings, efficiently managed capital structures and reasonable valuations. Bottom-up stock selection coupled with disciplined risk management is cornerstone to the Portfolio’s investment process.

	MAXIM SMALL-CAP	RUSSELL
	GROWTH	2000 GROWTH
	BALANCE	BALANCE

	10,000.00	10,000.00
1999	18,078.00	14,309.00
2000	15,839.94	11,099.49
2001	12,220.52	10,075.01
2002	8,438.27	7,026.31
2003	11,049.91	10,436.88
2004	11,711.80	11,930.40
2005	12,250.54	12,425.51
2006	12,577.63	14,084.32
2007	14,119.65	15,077.26
2008	8,292.47	9,266.48

Maxim Small-Cap Growth Portfolio

Total Return –

One Year:	-41.27%
Five Year:	-5.58%
Ten Year:	-1.85%

Portfolio Inception:	11/1/1994

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Small-Cap Growth Portfolio, made at its inception, with the performance of the Russell 2000 Growth Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Small-Cap Growth Portfolio (formerly Maxim Trusco Small-Cap Growth Portfolio), one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2008, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Small-Cap Growth Portfolio (formerly Maxim Trusco Small-Cap Growth Portfolio) of the Maxim Series Fund, Inc. as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 26, 2009

MAXIM SERIES FUND, INC.

Maxim Small-Cap Growth Portfolio (Formerly known as Maxim Trusco Small-Cap Growth Portfolio)

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS:
Investments in securities, market value (including $4,240,179 of securities on loan) (1)	$68,369,335
Cash	1,182,177
Dividends receivable	21,804
Subscriptions receivable	77,216

Total assets	69,650,532

LIABILITIES:
Due to investment adviser	61,801
Payable upon return of securities loaned	4,201,959
Redemptions payable	161,500

Total liabilities	4,425,260

NET ASSETS	$65,225,272

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$572,238
Additional paid-in capital	122,082,499
Net unrealized depreciation on investments	(12,529,672)
Accumulated net realized loss on investments	(44,899,793)

NET ASSETS	$65,225,272

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$11.40

SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	5,722,380

(1) Cost of investments in securities:	$80,899,007

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
Interest	$59,370
Income from securities lending	120,047
Dividends	299,687

Total income	479,104

EXPENSES:
Audit fees	15,969
Bank and custodial fees	35,581
Investment administration	117,257
Management fees	868,868
Other expenses	34,395

Total expenses	1,072,070

Less amount reimbursed by investment adviser	66,012

Net expenses	1,006,058

NET INVESTMENT LOSS	(526,954)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(18,909,783)
Change in net unrealized depreciation on investments	(24,444,394)

Net realized and unrealized loss on investments	(43,354,177)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(43,881,131)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	2008	2007

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(526,954)	$(543,137)
Net realized gain (loss) on investments	(18,909,783)	10,669,777
Change in net unrealized appreciation (depreciation) on investments	(24,444,394)	3,176,821

Net increase (decrease) in net assets resulting from operations	(43,881,131)	13,303,461

SHARE TRANSACTIONS:
Net proceeds from sales of shares	30,439,391	36,995,490
Redemptions of shares	(35,171,985)	(46,220,244)

Net decrease in net assets resulting from share transactions	(4,732,594)	(9,224,754)

Total increase (decrease) in net assets	(48,613,725)	4,078,707

NET ASSETS:
Beginning of period	113,838,997	109,760,290

End of period	$65,225,272	$113,838,997

OTHER INFORMATION:

SHARES:
Sold	2,055,527	1,971,266
Redeemed	(2,197,463)	(2,454,662)

Net decrease	(141,936)	(483,396)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$19.41	$17.29	$16.84	$16.10	$15.19

Income from Investment Operations

Net investment income (loss)			0.02	(0.02)
Net realized and unrealized gain (loss)	(8.01)	2.12	0.43	0.76	0.91

Total Income (Loss) From Investment Operations	(8.01)	2.12	0.45	0.74	0.91

Net Asset Value, End of Period	$11.40	$19.41	$17.29	$16.84	$16.10

Total Return ±	(41.27%)	12.26%	2.67%	4.60%	5.99%

Net Assets, End of Period ($000)	$65,225	$113,839	$109,760	$91,028	$223,950

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.17%	1.12%	1.15%	1.11%	1.03%
- After Reimbursement #	1.10%	1.10%	1.10%	1.08%	1.03%

Ratio of Net Investment Loss to Average Net Assets:
- Before Reimbursement	(0.65%)	(0.48%)	(0.62%)	(0.69%)	(0.76%)
- After Reimbursement #	(0.58%)	(0.46%)	(0.55%)	(0.66%)	(0.76%)

Portfolio Turnover Rate	169.01%	134.85%	146.38%	228.65%	141.20%

#	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim Small-Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. Effective April 1, 2008, the Maxim Trusco Small-Cap Growth Portfolio’s name changed to Maxim Small-Cap Growth Portfolio. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets. At no point during the year did the Portfolio hold securities valued with Level 3 inputs.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of December 31, 2008, 100% of the Portfolio’s investments were valued using Level 1 inputs. At no point during the year did the Portfolio hold securities valued with Level 3 inputs.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. Accordingly, no provision for federal income or excise taxes has been made. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”) FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Furthermore, in September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “FSP”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, the Portfolio is evaluating the impact, if any, of FAS 161 on financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Portfolio. However, the investment adviser is required by contract to pay any expenses which exceed an annual rate, including management fees, of 1.10% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $180,900 for the year ended December 31, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $151,323,938 and $157,105,762, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2008, the U.S. Federal income tax cost basis was $83,730,955. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,019,881 and gross depreciation of securities in which there was an excess of tax cost over value of $17,381,501 resulting in net depreciation of $15,361,620.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is used primarily to invest in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the security purchased with cash collateral is included in “Investments in securities”, and remaining collateral is included in “Cash”, while the corresponding liability appears as “Payable upon return of securities loaned.” As of December 31, 2008 the Portfolio had securities on loan valued at $4,240,179 and received collateral of $4,201,959 for such loan of which $4,213,005 was invested in a money market instrument. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$0
Undistributed capital gains	0

Net accumulated earnings	0

Net unrealized depreciation on investments	(15,361,620)
Capital loss carryforwards	(31,968,464)
Post-October losses	(10,099,381)

Tax composition of capital	$(57,429,465)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2008 the Portfolio reclassified permanent book and tax differences of $515,925 from paid-in capital to undistributed net investment loss and $11,029 from accumulated net realized loss on investments to undistributed net investment loss. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

At December 31, 2008, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $23,851,343, $1,387,260 and $6,729,861 which expire in the years 2010, 2014 and 2016, respectively.

The Portfolio had current year post-October losses of $10,099,381.

7.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. No ordinary income distributions were declared for the year ended December 31, 2008, and therefore no dividend received deduction is available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE — 3.25%
18,900	Curtiss-Wright Corp	631,071
34,700	Hexcel Corp *	256,433
39,800	Orbital Sciences Corp *	777,294
12,500	Teledyne Technologies Inc *	556,875
		$2,221,673

AUTO PARTS & EQUIPMENT — 0.44%
9,100	Fuel Systems Solutions Inc *	298,116
		$298,116

BANKS — 0.42%
21,700	Texas Capital Bancshares Inc *	289,912
		$289,912

BIOTECHNOLOGY — 6.65%
27,900	Alexion Pharmaceuticals Inc *	1,009,701
6,000	AMAG Pharmaceuticals Inc *	215,100
9,300	Dionex Corp *	417,105
46,900	Enzon Pharmaceuticals Inc * †	273,427
55,800	eResearchTechnology Inc *	369,954
15,400	OSI Pharmaceuticals Inc *	601,370
49,800	PAREXEL International Corp *	483,558
26,300	Savient Pharmaceuticals Inc *	152,277
9,400	United Therapeutics Corp *	587,970
12,900	Varian Inc *	432,279
		$4,542,741

CHEMICALS — 0.46%
26,600	American Vanguard Corp †	311,220
		$311,220

COMMUNICATIONS - EQUIPMENT — 1.98%
14,900	Comtech Telecommunications Corp *	682,718
10,700	F5 Networks Inc *	244,602
14,300	Polycom Inc *	193,193
17,500	Tekelec *	233,450
		$1,353,963

COMPUTER HARDWARE & SYSTEMS — 0.57%
4,600	NCI Inc *	138,598
22,100	Riverbed Technology Inc *	251,719
		$390,317

COMPUTER SOFTWARE & SERVICES — 13.25%
16,300	ANSYS Inc *	454,607
73,700	Ariba Inc *	531,377
40,400	AsiaInfo Holdings Inc *	478,336
4,600	Bankrate Inc * †	174,800
8,700	Blackboard Inc *	228,201
52,300	Double-Take Software Inc *	469,131
9,700	FactSet Research Systems Inc †	429,128
14,300	Gartner Inc *	254,969
61,800	Informatica Corp *	848,514
34,400	Interwoven Inc *	433,440
32,300	j2 Global Communications Inc *	647,292
15,900	MICROS Systems Inc *	259,488
58,079	Nuance Communications Inc *	601,698
53,000	Omniture Inc *	563,920
21,600	Parametric Technology Corp *	273,240
36,895	Perot Systems Corp Class A *	504,355
6,400	SINA Corp * †	148,160
4,400	Sohu.com Inc *	208,296
16,000	SPSS Inc *	431,360
34,000	Sybase Inc *	842,180
14,600	Sykes Enterprises Inc *	279,152
		$9,061,644

CONTAINERS — 2.49%
7,300	Greif Inc	244,039
19,300	Rock-Tenn Co Class A	659,674
16,700	Silgan Holdings Inc	798,427
		$1,702,140

COSMETICS & PERSONAL CARE — 1.04%
9,900	Chattem Inc * †	708,147
		$708,147

DISTRIBUTORS — 0.81%
27,700	Beacon Roofing Supply Inc *	384,476
14,500	LKQ Corp *	169,070
		$553,546

ELECTRONIC INSTRUMENTS & EQUIPMENT — 2.06%
6,200	AO Smith Corp	183,024
87	Cognex Corp	1,288
22,200	Energy Conversion Devices Inc * †	559,662
33,300	Ingram Micro Inc *	445,887
5,700	Regal-Beloit Corp	216,543
		$1,406,404

ELECTRONICS - SEMICONDUCTOR — 0.98%
12,600	Atheros Communications *	180,306
46,100	PMC-Sierra Inc *	224,046
22,500	Tessera Technologies Inc *	267,300
		$671,652

ENGINEERING & CONSTRUCTION — 1.37%
10,600	Northwest Pipe Co *	451,666
13,400	Stanley Inc *	485,348
		$937,014

FINANCIAL SERVICES — 0.23%
4,700	Portfolio Recovery Associates Inc * †	159,048
		$159,048

FOOD & BEVERAGES — 2.71%
23,100	Flowers Foods Inc	562,716
11,500	Nash Finch Co	516,235
6,900	Ralcorp Holdings Inc *	402,960
16,000	Spartan Stores Inc	372,000
		$1,853,911

GOLD, METALS & MINING — 0.44%
5,100	Compass Minerals International Inc	299,166
		$299,166

HEALTH CARE RELATED — 6.63%
60,581	Alkermes Inc *	645,188
84,400	Alliance Imaging Inc *	672,668
13,200	Amedisys Inc * †	545,688
26,000	Catalyst Health Solutions Inc *	633,100
16,200	Genoptix Inc *	552,096
20,700	Phase Forward Inc *	259,164
26,400	Psychiatric Solutions Inc *	735,240
55,200	Sun Healthcare Group Inc *	488,520
		$4,531,664

HOUSEHOLD GOODS — 0.48%
14,529	Tupperware Corp	329,808
		$329,808

INSURANCE RELATED — 2.29%
12,400	Hanover Insurance Group Inc	532,828
18,600	HCC Insurance Holdings Inc	497,550
9,700	Navigators Group Inc *	532,627
		$1,563,005

INVESTMENT BANK/BROKERAGE FIRM — 0.23%
3,400	Stifel Financial Corp *	155,890
		$155,890

LEISURE & ENTERTAINMENT — 0.42%
22,300	Life Time Fitness Inc * †	288,785
		$288,785

MACHINERY — 1.71%
5,800	Astec Industries Inc *	181,714
4,500	Valmont Industries Inc	276,120
42,225	Wabash National Corp	165,100
13,700	Wabtec Corp	544,575
		$1,167,509

MEDICAL PRODUCTS — 7.40%
37,900	American Medical Systems Holdings Inc *	340,721
6,000	Analogic Corp	163,680
12,100	Haemonetics Corp *	683,650
6,800	Medical Action Industries Inc *	68,000
25,225	Meridian Bioscience Inc	642,481
22,800	Neogen Corp *	569,544
18,300	NuVasive Inc *	634,095
31,800	Quidel Corp *	415,626
23,500	Steris Corp	561,415
18,700	West Pharmaceutical Services Inc	706,299
14,600	Zoll Medical Corp *	275,794
		$5,061,305

OIL & GAS — 5.98%
13,800	Arena Resources Inc *	387,642
10,226	Atwood Oceanics Inc *	156,253
7,200	Comstock Resources Inc *	340,200
14,500	Concho Resources Inc *	330,890
4,945	Core Laboratories NV	296,008
18,900	Dril-Quip Inc *	387,639
7,400	GMX Resources Inc *	187,368
8,600	Goodrich Petroleum Corp *	257,570
18,300	Hornbeck Offshore Services Inc *	299,022
20,200	Matrix Service Co *	154,934
28,300	McMoRan Exploration Co *	277,340
11,100	Penn Virginia Corp	288,378
44,360	PetroQuest Energy Inc *	299,874
19,600	VAALCO Energy Inc *	145,824
33,300	Willbros Group Inc *	282,051
		$4,090,993

PERSONAL LOANS — 0.60%
14,600	Heartland Payment Systems Inc	255,500
7,900	World Acceptance Corp *	156,104
		$411,604

PHARMACEUTICALS — 4.86%
7,800	Auxilium Pharmaceuticals Inc * †	221,832
20,700	BioMarin Pharmaceutical Inc *	368,460
57,800	Cypress Bioscience Inc *	395,352
32,100	Isis Pharmaceuticals Inc *	455,178
15,100	Perrigo Co	487,881
40,500	Progenics Pharmaceuticals Inc * †	417,555
12,100	Questcor Pharmaceuticals Inc *	112,651
27,900	Theravance Inc *	345,681
20,690	XenoPort Inc *	518,905
		$3,323,495

POLLUTION CONTROL — 1.79%
12,300	American Ecology Corp	248,829
60,100	EnergySolutions Inc	339,565
20,100	Waste Connections Inc *	634,557
		$1,222,951

PRINTING & PUBLISHING — 1.42%
60,600	Innerworkings Inc * †	396,930
9,300	John Wiley & Sons Inc Class A	330,894
13,200	VistaPrint Ltd *	245,652
		$973,476

RAILROADS — 0.33%
11,900	Kansas City Southern *	226,695
		$226,695

REAL ESTATE — 0.87%
6,600	Digital Realty Trust Inc REIT	216,810
10,000	Tanger Factory Outlet Centers Inc REIT †	376,200
		$593,010

RESTAURANTS — 2.81%
17,300	Burger King Holdings Inc	413,124
32,400	California Pizza Kitchen Inc *	347,328
12,900	CEC Entertainment Inc *	312,825
47,300	CKE Restaurants Inc	410,564
12,500	Jack In The Box Inc *	276,125
39,915	McCormick & Schmick’s Seafood Restaurants Inc *	160,458
		$1,920,424

RETAIL — 4.54%
14,343	1-800-FLOWERS.COM Inc *	54,790
22,700	Aeropostale Inc *	365,470
10,400	BJ’s Wholesale Club Inc *	356,304
32,145	Dress Barn Inc * †	345,237
8,000	Guess ? Inc	122,800
7,700	Gymboree Corp *	200,893
21,100	Netflix Inc * †	630,679
13,500	Ruddick Corp	373,275
8,800	Tractor Supply Co *	318,032
40,600	Ulta Salon Cosmetics & Fragrance Inc *	336,168
		$3,103,648

SAVINGS & LOANS — 0.41%
21,458	NewAlliance Bancshares Inc	282,602
		$282,602

SHOES — 1.09%
4,300	Deckers Outdoor Corp *	343,441
19,200	Wolverine World Wide Inc	403,968
		$747,409

SPECIALIZED SERVICES — 8.36%
4,700	American Public Education Inc *	174,793
4,600	Capella Education Co *	270,296
8,300	Copart Inc *	225,677
54,071	CyberSource Corp *	648,311
9,400	Forrester Research Inc *	265,174
9,200	FTI Consulting Inc *	411,056
25,000	Hillenbrand Inc	417,000
10,500	Huron Consulting Group Inc *	601,335
9,200	ICF International Inc *	226,044
12,800	ManTech International Corp *	693,632
28,400	Navigant Consulting Inc *	450,708

34,700	TNS Inc *	325,833
20,500	TrueBlue Inc *	196,185
16,900	Watson Wyatt & Co Holdings	808,158
		$5,714,202

TEXTILES — 1.32%
15,300	Carter’s Inc *	294,678
22,000	Hanesbrands Inc *	280,500
16,800	Warnaco Group Inc *	329,784
		$904,962

TRANSPORTATION — 1.15%
8,600	Con-Way Inc	228,760
10,100	JB Hunt Transport Services Inc	265,327
15,200	Marten Transport Ltd *	288,192
		$782,279

TOTAL COMMON STOCK — 93.84% (Cost $76,686,002)		$64,156,330

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

4,213,005	Goldman Sachs & Co Repurchase Agreement 0.040%, January 2, 2009	4,213,005

TOTAL SECURITIES LENDING COLLATERAL — 6.16% (Cost $4,213,005)		$4,213,005

TOTAL MAXIM SMALL-CAP GROWTH PORTFOLIO — 100% (Cost $80,899,007)		$68,369,335

Legend

*	Non-income Producing Security

†	A portion or all of the security is on loan at December 31, 2008.

REIT	Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Small-Cap Growth Portfolio
December 31, 2008
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	1,353,963	1.98%
Consumer Products & Services	16,407,444	23.99%
Financial Services	3,172,469	4.64%
Health Care Related	17,459,205	25.54%
Industrial Products & Services	6,314,310	9.24%
Natural Resources	4,390,159	6.42%
Short Term Investments	4,213,005	6.16%
Technology	13,751,690	20.11%
Transportation	1,307,090	1.92%
	$68,369,335	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Small-Cap Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2008 to December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2008)	(12/31/2008)	(6/30/08-12/31/08)

Actual	$ 1,000.00	$ 643.68	$ 4.54

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,019.61	$ 5.58

*Expenses are equal to the Portfolio's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT DIRECTORS*

Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (65)	Director	December 14, 2007 to present	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	33	Director, Centennial Bank Holdings, LLC
Richard P. Koeppe (77)	Director	April 30, 1987 to present	Retired Educator	33
Sanford Zisman (69)	Director	March 19, 1982 to present	Attorney, Firm of Zisman,& Ingraham, P.C.	33
INTERESTED DIRECTORS AND OFFICERS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Mitchell T.G. Graye (53)	Director, Chairman and President	June 1, 2000 to present (as Director) and June 19, 2008 to present (as Chairman and President)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, and The Crown Life Insurance Company; Executive Vice President and Chief Financial Officer, GWL&A Financial Inc.; President, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II, and GWL Properties, Inc.	33	Director, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

Charles P. Nelson (48)	Director	September 22, 2008 to present	President, Great-West Retirement Services, a unit of Great-West Life & Annuity Insurance Company; Senior Vice President, Retirement Services, First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., FASCore, LLC, National Plan Coordinators of Delaware, Inc., and GW Investor Services, LLC; Chairman, President and Chief Executive Officer, BenefitsCorp, Inc., and GWFS Equities, Inc.; Director, GW Capital Management, LLC.	33
Mary C. Maiers (41)	Treasurer	December 4, 2008 to present

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company; Assistant Vice President, Investment Operations, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Treasurer, GW Capital Management, LLC.

Beverly A. Byrne (53)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, GWL&A Financial Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Chief Legal Officer, Financial Services and Securities Compliance, U.S. Operations, The Great-West Life Assurance Company, and The Canada Life Assurance Company; Vice President, Counsel and Associate Secretary, U.S. Operations, Crown Life Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, and GWFS Equities, Inc.; Secretary and Compliance Officer, BenefitsCorp, Inc., EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and GW Investor Services, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Secretary, GW Capital Management, LLC, and Orchard Capital Management, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.

* A Director who is not an “interested person” of the Fund (as defined in the 1940 Act) is referred to as an “Independent Director.” An “Interested Director” refers to a Director or officer who is an “interested person” of the Fund by virtue of their affiliation with either the Fund or MCM.

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
R.P. Koeppe	$60,300	0	0	$60,300
S. Zisman	$64,000	0	0	$64,000
G. Klapper	$56,600	0	0	$56,600

** As of December 31, 2008, there were 33 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $296,425 for fiscal year 2007 and $315,080 for fiscal year 2008.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $37,500 for fiscal year 2007 and $37,500 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $128,905 for fiscal year 2007 and $138,345 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

_________________________

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2007 equaled $640,700, and for fiscal year 2008 equaled $3,004,438.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Certification as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer

Date:	February 26, 2009